RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT
RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

NOTE 9: RELATED-PARTY TRANSACTIONS

        The summary of sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income for the three months ended March 31, 2013 and 2012 is as follows:

	2013	2012
Retail subsidy from CNH North America	$54,976	$53,343
Wholesale subsidy:
CNH North America	34,002	33,683
Other affiliates	814	957
Operating lease subsidy from CNH North America	8,235	7,274
Lending funds:
CNH North America	—	352
Other affiliates	—	1

Total interest and other income from affiliates	$98,027	$95,610

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer. Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer. The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        Miscellaneous operating expense charged by CNH America represents all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of March 31, 2013 and December 31, 2012, the Company has various accounts and notes receivable and debt with the following affiliates:

	March 31, 2013	December 31, 2012
Affiliated receivables from:
CNH America	$2,142	$64,708
CNH Canada Ltd.	1,016	17,797
Other affiliates	13,059	12,874

Total affiliated receivables	$16,217	$95,379

Affiliated debt owed to:
CNH America	$416,274	$788,381
CNH Canada Ltd.	98,759	60,651
Fiat	5,000	15,000

Total affiliated debt	$520,033	$864,032

        Accounts payable and other accrued liabilities of $97,826 and $15,418, respectively, as of March 31, 2013 and December 31, 2012, were payable to related parties.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded as "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of 12-month LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.

NOTE 12: RELATED-PARTY TRANSACTIONS / AFFILIATED DEBT

        The Company receives compensation from CNH North America for retail installment sales contracts and finance leases that were created under certain low-rate financing programs and interest waiver programs offered to customers by CNH North America. The amount recognized from CNH North America for below-market interest rate financing is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income, and was $209,952, $216,544 and $227,208 for the years ended December 31, 2012, 2011 and 2010, respectively.

        For selected operating leases, CNH North America compensates the Company for the difference between the market rental rates and the amount paid by the customer and is included in "Interest and other income from affiliates" in the accompanying consolidated statements of income. For years ended December 31, 2012, 2011 and 2010, the amount recognized from CNH North America for these operating leases is $30,376, $26,518 and $22,273, respectively.

        Similarly, for selected wholesale receivables, CNH North America compensates the Company for the difference between market rates and the amount paid by the dealer and is included in "Interest and other income from affiliates." For the years ended December 31, 2012, 2011 and 2010, the amount recognized by CNH North America for these wholesale receivables is $148,997, $135,294 and $115,353, respectively.

        The Company is also compensated for lending funds to CNH North America and other affiliates for various purposes.

        The summary of the sources included in "Interest and other income from affiliates" in the accompanying consolidated statements of income at December 31, 2012, 2011, and 2010 is as follows:

	2012	2011	2010
Wholesale subsidy:
CNH North America	$148,997	$135,294	$115,353
Other affiliates	2,784	1,928	—
Retail subsidy with CNH North America	209,952	216,544	227,208
Operating lease subsidy with CNH North America	30,376	26,518	22,273
Lending funds:
CNH North America	352	1,700	10,329
Other affiliates	2	22	1,220

Total interest and other income from affiliates	$392,463	$382,006	$376,383

        Miscellaneous operating expenses charged by CNH America represent all personnel and administrative tasks CNH America performs on behalf of the Company.

        As of December 31, 2012 and 2011, the Company has various accounts and notes receivable and debt with the following affiliates:

	2012			2011
	Rate	Maturity	Amount	Rate	Maturity	Amount
Affiliated receivables from:
CNH America	0%	—	$64,708	2.50%	—	$65,335
CNH Canada Ltd.	0%	—	17,797	1.33%	—	115,816
Other affiliates	0%	—	12,874	2.50%	—	12,766

Total affiliated receivables			$95,379			$193,917

Affiliated debt owed to:
CNH America	3.21%	2013	$788,381	2.50% - 3.18%	Various	$525,927
CNH Canada Ltd.	4.05%	2013	60,651	—	—	—
Fiat	5.78% - 5.83%	2013	15,000	3.38% - 7.00%	Various	293,343

Total affiliated debt			$864,032			$819,270

        Accounts payable and other accrued liabilities of $15,418 and $24,221, respectively, as of December 31, 2012 and 2011, were payable to related parties. Interest expense to related affiliates was $34,512, $44,645 and $80,584, respectively, for the years ended December 31, 2012, 2011 and 2010.

        CNH Canada Ltd., an affiliated entity, owns 76,618,488 shares of preferred stock in CNH Capital Canada Ltd, one of the Company's subsidiaries. This is recorded in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets. These shares earn dividends of LIBOR plus 1.2% per annum. The dividends are accrued annually and are recorded in "Net income attributed to the noncontrolling interest" in the consolidated statements of income. The accrued, but not declared, dividends are included in "Noncontrolling interest" in the stockholder's equity in the accompanying consolidated balance sheets.